PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	$ 618,719	$ 677,275	$ 672,368